Net Loss Per Share - Summary of Calculation of Diluted Shares Outstanding (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive shares not included in calculation of diluted shares outstanding	12,077,860	77,253,158	93,497,146	73,920,658
Redeemable Convertible Preferred Stock
Potentially dilutive shares not included in calculation of diluted shares outstanding		66,825,300	83,568,628	66,825,300
Warrants
Potentially dilutive shares not included in calculation of diluted shares outstanding		161,136	161,136	161,136
Stock Options
Potentially dilutive shares not included in calculation of diluted shares outstanding	6,340,076	5,985,508	6,110,000	2,961,008
Restricted Stock Awards
Potentially dilutive shares not included in calculation of diluted shares outstanding	3,249,382	3,873,214	3,249,382	3,873,214
RSUs
Potentially dilutive shares not included in calculation of diluted shares outstanding	2,488,402	408,000	408,000	100,000